Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair value measurement
Schedule of fair value of financial assets by level

Our financial assets are as follows (in thousands):

	As of December 31, 2014
	Level I	Level II	Level III	Total
Financial assets:
Foreign currency forward contracts	$—	$438	$—	$438
Total financial assets	$—	$438	$—	$438

	As of December 31, 2015
	Level I	Level II	Level III	Total
Financial assets:
Cash equivalents	$45,296	$—	$—	$45,296
Noncurrent asset	—	550	—	550
Total financial assets	$45,296	$550	$—	$45,846